Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of tax recognized through profit or loss

in EUR k	2017	2018	2019
Current tax expenses	(23)	(87)	(158)
Current year	(27)	(87)	(1)
Adjustments for prior periods	4	—	(157)
Deferred tax (expense)/income	(9)	397	—
Temporary differences	31	527	(514)
Tax losses	(22)	(130)	514
Total income tax (expenses)/benefit	(14)	310	(158)

Schedule of reconciliation of the effective tax rate to the statutory rate

in EUR k	2017	2018	2019
Loss before tax	(5,462)	(11,648)	(20,697)
Taxes on the basis of the Company’s domestic tax rate	1,701	3,623	6,445
Tax rate effect of foreign tax jurisdictions	228	406	412
Non‑deductible expenses	(78)	(105)	(441)
Current year losses for which no deferred tax assets were recognized	(1,842)	(3,528)	(6,416)
Tax income related to prior years	4	—	(157)
Other effects	(27)	(86)	(1)
Income tax (expenses)/ benefit	(14)	310	(158)

Schedule of breakdown of deferred taxes in the statement of financial position

	December 31, 2018		December 31, 2019
	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(2,053)	—	(3,013)
Property, plant and equipment	—	—	—	(156)
Other assets (costs relating IPO)	—	(807)	—	—
Measurement of service contracts	—	(125)	—	(173)
Share‑based payments	2,208	—	—	—
Government grants	—	—	2,051	—
Unused tax losses	777	—	1,291	—
Sum	2,985	(2,985)	3,342	(3,342)
Offset	(2,985)	2,985	(3,342)	3,342
Deferred Taxes	—	—	—	—